LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

20. LEASES

The Group’s leases consist of operating leases for administrative office spaces in different cities in the PRC and overseas and financial lease which is immaterial. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts.

The following table represents lease costs recognized in the Group’s consolidated statements of operation for the years ended December 31, 2022, 2023 and 2024. Lease costs are included in selling expenses, general and administrative expenses and research and development expenses on the Group’s consolidated statements of operations.

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Operating lease cost (1)	5,562	4,844	1,755
Sublease income	(1,307)	(1,343)	(109)
Total lease cost	4,255	3,501	1,646
(1)	Operating lease cost includes short-term lease costs, which was not material in the years presented.

The following table represents the components of leases that are recognized on the Group’s consolidated balance sheets as of December 31, 2023 and 2024.

	As of December 31,
	2023		2024
	US$		US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	5,843		1,905
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	3,901		2,355
Weighted average remaining lease term:
Operating leases	2.46	years	2.96	years
Weighted average discount rate:
Operating leases	5.24%		4.77%

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2024:

Year ending December 31,	US$
2025	1,393
2026	1,185
2027	714
2028	337
Total lease payments	3,629
Less: imputed interest	(265)
Present value of lease liabilities	3,364